Schedule of expected credit loss on trade receivables and financial assets rates (Details)	12 Months Ended			24 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2021
Generation [Member] | Sixty Days [Member]
IfrsStatementLineItems [Line Items]
Credit loss on trade receivables and financial assets		5.74%
Generation [Member] | One Hundred Eighty Days And More [Member]
IfrsStatementLineItems [Line Items]
Credit loss on trade receivables and financial assets		22.71%
Petrochemicals [Member] | One Hundred Eighty Days [Member]
IfrsStatementLineItems [Line Items]
Credit loss on trade receivables and financial assets			30.97%
Holding [Member] | One Hundred Fifty Days [Member]
IfrsStatementLineItems [Line Items]
Credit loss on trade receivables and financial assets		0.00%
Undue [Member] | Generation [Member]
IfrsStatementLineItems [Line Items]
Credit loss on trade receivables and financial assets	0.06%	0.35%	0.10%
Undue [Member] | Oil Gas [Member]
IfrsStatementLineItems [Line Items]
Credit loss on trade receivables and financial assets	0.04%	0.49%	0.53%
Undue [Member] | Petrochemicals [Member]
IfrsStatementLineItems [Line Items]
Credit loss on trade receivables and financial assets	0.00%	0.02%	0.39%
Undue [Member] | Holding [Member]
IfrsStatementLineItems [Line Items]
Credit loss on trade receivables and financial assets	0.00%	12.58%	1.85%
Undue [Member] | Distribution Of Energy [Member]
IfrsStatementLineItems [Line Items]
Credit loss on trade receivables and financial assets			3.00%
Thirty Days [Member] | Generation [Member]
IfrsStatementLineItems [Line Items]
Credit loss on trade receivables and financial assets	0.29%	1.11%	0.35%
Thirty Days [Member] | Oil Gas [Member]
IfrsStatementLineItems [Line Items]
Credit loss on trade receivables and financial assets	0.17%	0.72%	1.49%
Thirty Days [Member] | Petrochemicals [Member]
IfrsStatementLineItems [Line Items]
Credit loss on trade receivables and financial assets	0.00%	0.06%	0.73%
Thirty Days [Member] | Holding [Member]
IfrsStatementLineItems [Line Items]
Credit loss on trade receivables and financial assets	0.00%	0.94%	2.81%
Thirty Days [Member] | Distribution Of Energy [Member]
IfrsStatementLineItems [Line Items]
Credit loss on trade receivables and financial assets			3.00%
Sixty Days [Member] | Generation [Member]
IfrsStatementLineItems [Line Items]
Credit loss on trade receivables and financial assets			1.99%	2.08%
Sixty Days [Member] | Oil Gas [Member]
IfrsStatementLineItems [Line Items]
Credit loss on trade receivables and financial assets	0.77%	5.96%	9.45%
Sixty Days [Member] | Petrochemicals [Member]
IfrsStatementLineItems [Line Items]
Credit loss on trade receivables and financial assets	0.01%	0.72%	6.88%
Sixty Days [Member] | Holding [Member]
IfrsStatementLineItems [Line Items]
Credit loss on trade receivables and financial assets	0.01%	0.00%	6.84%
Sixty Days [Member] | Distribution Of Energy [Member]
IfrsStatementLineItems [Line Items]
Credit loss on trade receivables and financial assets			8.00%
Ninety Days [Member] | Generation [Member]
IfrsStatementLineItems [Line Items]
Credit loss on trade receivables and financial assets	2.83%	9.78%	2.95%
Ninety Days [Member] | Oil Gas [Member]
IfrsStatementLineItems [Line Items]
Credit loss on trade receivables and financial assets	2.72%	16.21%	18.03%
Ninety Days [Member] | Petrochemicals [Member]
IfrsStatementLineItems [Line Items]
Credit loss on trade receivables and financial assets	0.05%	2.26%	16.66%
Ninety Days [Member] | Holding [Member]
IfrsStatementLineItems [Line Items]
Credit loss on trade receivables and financial assets	0.05%	0.00%	17.15%
Ninety Days [Member] | Distribution Of Energy [Member]
IfrsStatementLineItems [Line Items]
Credit loss on trade receivables and financial assets			18.00%
One Hundred Twenty Days [Member] | Generation [Member]
IfrsStatementLineItems [Line Items]
Credit loss on trade receivables and financial assets	4.67%	11.23%	4.03%
One Hundred Twenty Days [Member] | Oil Gas [Member]
IfrsStatementLineItems [Line Items]
Credit loss on trade receivables and financial assets	6.88%	16.23%	18.50%
One Hundred Twenty Days [Member] | Petrochemicals [Member]
IfrsStatementLineItems [Line Items]
Credit loss on trade receivables and financial assets	0.12%	9.95%	25.32%
One Hundred Twenty Days [Member] | Holding [Member]
IfrsStatementLineItems [Line Items]
Credit loss on trade receivables and financial assets	0.12%	0.00%	26.77%
One Hundred Twenty Days [Member] | Distribution Of Energy [Member]
IfrsStatementLineItems [Line Items]
Credit loss on trade receivables and financial assets			20.00%
One Hundred Fifty Days [Member] | Generation [Member]
IfrsStatementLineItems [Line Items]
Credit loss on trade receivables and financial assets	6.12%	19.77%	5.59%
One Hundred Fifty Days [Member] | Oil Gas [Member]
IfrsStatementLineItems [Line Items]
Credit loss on trade receivables and financial assets	19.88%	17.74%	18.81%
One Hundred Fifty Days [Member] | Petrochemicals [Member]
IfrsStatementLineItems [Line Items]
Credit loss on trade receivables and financial assets	0.52%	23.84%	29.59%
One Hundred Fifty Days [Member] | Holding [Member]
IfrsStatementLineItems [Line Items]
Credit loss on trade receivables and financial assets	0.52%		43.21%
One Hundred Fifty Days [Member] | Distribution Of Energy [Member]
IfrsStatementLineItems [Line Items]
Credit loss on trade receivables and financial assets			45.00%
One Hundred Eighty Days [Member] | Generation [Member]
IfrsStatementLineItems [Line Items]
Credit loss on trade receivables and financial assets	6.24%	20.87%	9.79%
One Hundred Eighty Days [Member] | Oil Gas [Member]
IfrsStatementLineItems [Line Items]
Credit loss on trade receivables and financial assets	21.97%	17.76%	18.90%
One Hundred Eighty Days [Member] | Petrochemicals [Member]
IfrsStatementLineItems [Line Items]
Credit loss on trade receivables and financial assets	0.52%	19.14%
One Hundred Eighty Days [Member] | Holding [Member]
IfrsStatementLineItems [Line Items]
Credit loss on trade receivables and financial assets	0.52%	0.00%	49.89%
One Hundred Eighty Days [Member] | Distribution Of Energy [Member]
IfrsStatementLineItems [Line Items]
Credit loss on trade receivables and financial assets			72.00%
One Hundred Eighty Days And More [Member] | Generation [Member]
IfrsStatementLineItems [Line Items]
Credit loss on trade receivables and financial assets	6.25%		16.13%
One Hundred Eighty Days And More [Member] | Oil Gas [Member]
IfrsStatementLineItems [Line Items]
Credit loss on trade receivables and financial assets	15.89%	17.79%	18.92%
One Hundred Eighty Days And More [Member] | Petrochemicals [Member]
IfrsStatementLineItems [Line Items]
Credit loss on trade receivables and financial assets	0.54%	36.92%	43.05%
One Hundred Eighty Days And More [Member] | Holding [Member]
IfrsStatementLineItems [Line Items]
Credit loss on trade receivables and financial assets	0.54%	0.00%	65.29%
One Hundred Eighty Days And More [Member] | Distribution Of Energy [Member]
IfrsStatementLineItems [Line Items]
Credit loss on trade receivables and financial assets			72.00%